Segment Information and Sales to Significant Customers - Summary of Revenue by Nature of Activities (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 1,030,253	$ 1,024,704	$ 1,019,657	$ 1,012,055	$ 1,002,588	$ 1,002,198	$ 992,340	$ 977,711	$ 4,086,669	$ 3,974,837	$ 3,867,155
Managed services program arrangements [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue									2,246,279	2,051,589	2,005,382
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue									$ 1,840,390	$ 1,923,248	$ 1,861,773